CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities:
Net earnings	$ 350,774	$ 362,334
Adjustments to reconcile net earnings to cash flows from operating activities (note 21(a))	202,255	175,199
Cash flows from (used in) operations before changes in working capital	553,029	537,533
Changes in non-cash working capital balances:
Trade accounts receivable	(79,707)	38,924
Income taxes	2,115	(5,424)
Inventories	2,182	27,102
Prepaid expenses, deposits and other current assets	(13,807)	(5,227)
Accounts payable and accrued liabilities	74,732	20,452
Cash flows from operating activities	538,544	613,360
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(107,654)	(91,951)
Purchase of intangible assets	(17,566)	(2,845)
Business acquisitions (note 5)	(1,303)	(115,776)
Proceeds on disposal of property, plant and equipment	15,649	542
Cash flows used in investing activities	(110,874)	(210,030)
Cash flows from (used in) financing activities:
Increase in amounts drawn under revolving long-term bank credit facility	39,000	30,000
Dividends paid	(94,566)	(84,822)
Proceeds from the issuance of shares	3,243	4,900
Repurchase and cancellation of shares (note 13(d))	(367,529)	(328,616)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,229)	(6,280)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(6,142)	(4,520)
Cash flows used in financing activities	(433,223)	(389,338)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(585)	606
Net increase (decrease) in cash and cash equivalents during the fiscal year	(6,138)	14,598
Cash and cash equivalents, beginning of fiscal year	52,795	38,197
Cash and cash equivalents, end of fiscal year	46,657	52,795
Cash paid (included in cash flows from operating activities):
Interest	25,530	16,658
Income taxes, net of refunds	$ 9,688	$ 15,209